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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                 REGISTRATION STATEMENT (NO. 2-56846) UNDER THE
                             SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 92
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 93

                              VANGUARD INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON JANUARY 20, 2004, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENTS (POST-EFFECTIVE AMENDMENT NO. 88, 89, 90 AND 91).

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January 8, 2004


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD U.S. STOCK INDEX FUNDS (THE "TRUST")
     FILE NO.  2-56846

Commissioners:

Pursuant to Rule 485(b)(1)(v) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 92 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of this Trust's 91st Post-Effective Amendment. By way of further background:

- Post-Effective Amendment No. 91 was filed under Rule 485(b)(1)(v) on December 11, 2003, for the sole purpose of extending to January 9, 2004, the then-pending effective date of Post-Effective Amendment No. 90.

- Post-Effective Amendment No. 90 was filed under Rule 485(b)(1)(v) on November 12, 2003, for the sole purpose of extending to December 12, 2003 the then-pending effective date of Post-Effective Amendment No. 89.

- Post-Effective Amendment No. 89 was filed under Rule 485(b)(1)(v) on October 7, 2003, for the sole purpose of extending to November 13, 2003 the then-pending effective date of Post-Effective Amendment No. 88.

- Post-Effective Amendment No. 88 was filed under Rule 485(a) on July 31, 2003 for the purpose of adding (1) a new series to the Trust, to be known as Vanguard Large-Cap Index Fund, and (2) VIPER Shares to six of the Trust's existing series. October 14, 2003 was the originally requested effective date for Post-Effective Amendment No. 88.

The contents of Post-Effective Amendment No. 88 are hereby incorporated by reference into this filing, which we propose to become effective on January 20, 2004. Please contact me at (610) 503-5854 if you have any questions concerning this Amendment or the requested effective date. Thank you.


Sincerely,

Edward Delk
Senior Counsel

cc: Christian Sandoe, Esquire
    U.S. Securities & Exchange Commission

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8the day of January, 2004.


                                               VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

----------------------------------------------------------------  ------------------------------------------------------
                           SIGNATURE                                           TITLE                       DATE
----------------------------------------------------------------  President, Chairman, Chief          January 8, 2004
                      /S/ JOHN J. BRENNAN                         Executive Officer, and Trustee
                          (Heidi Stam)
                        John J. Brennan*
----------------------------------------------------------------  Trustee                             January 8, 2004
                      /S/ CHARLES D. ELLIS
                          (Heidi Stam)
                       Charles D. Ellis*

----------------------------------------------------------------  Trustee                             January 8, 2004
                       /S/ RAJIV L. GUPTA
                          (Heidi Stam)
                        Rajiv L. Gupta*

----------------------------------------------------------------  Trustee                             January 8, 2004
                   /S/ JOANN HEFFERNAN HEISEN
                          (Heidi Stam)
                    JoAnn Heffernan Heisen*

----------------------------------------------------------------  Trustee                             January 8, 2004
                     /S/ BURTON G. MALKIEL
                          (Heidi Stam)
                       Burton G. Malkiel*

----------------------------------------------------------------  Trustee                             January 8, 2004
                   /S/ ALFRED M. RANKIN, JR.
                          (Heidi Stam)
                     Alfred M. Rankin, Jr.*

----------------------------------------------------------------  Trustee                             January 8, 2004
                     /S/ J. LAWRENCE WILSON
                          (Heidi Stam)
                      J. Lawrence Wilson*

----------------------------------------------------------------  Treasurer, Principal Financial      January 8, 2004
                     /S/ THOMAS J. HIGGINS                        Officer, and Principal
                          (Heidi Stam)                            Accounting Officer
                       Thomas J. Higgins*



*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on
 January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by reference.